DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Outstanding Exchangeable Note
The following table summarizes some key facts and terms regarding the outstanding Notes as of December 31, 2024:

Due 2025
Issuance date	August 27, 2020
Maturity date	September 15, 2025
Effective conversion date	June 15, 2025
Principal amount	$460,000
Cash coupon rate (per annum)	—%
Conversion rate effective (per $1000 principal amount)	3.34
Effective conversion price (per ADS)	$299.19

Schedule of Carrying Values
The carrying values of the liability of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	2020 Notes		2017 Notes
	December 31,		December 31,
	2024	2023	2024	2023
Principal	$460,000	$460,000	$—	$87,432
Conversion option (Level 2)			—	$121,922
Less:
Debt issuance costs, net of amortization	(1,209)	(2,919)	—	(14)
Unamortized discount	—	—	—	(111)

Net liability carrying amount	$458,791	$457,081	$—	$209,229

Schedule of Liability Interest Expense
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes			2017 Notes
	Year Ended December 31,			Year Ended December 31,
	2024	2023	2022	2024	2023	2022
Amortization of debt issuance costs	$1,710	$1,699	$1,693	$14	$316	$303
Non-cash amortization of debt discount	—	—	—	110	2,600	2,587
Interest expense	—	—	—	46	1,101	1,127
Loss in respect of convertible loan extinguishment	—	—	—	—	53	1,206
Total interest expense recognized	$1,710	$1,699	$1,693	$170	$4,070	$5,223
Effective interest rate	0.37%	0.37%	0.37%	4.65%	4.65%	4.65%